World Omni Auto Receivables Trust 2007-A Monthly Servicer Certificate April 30, 2007	Exhibit 99.1

Dates Covered
Collections Period	04/1/07 - 04/30/07
Interest Accrual Period	04/16/07 - 05/14/07
30/360 Days	30
Actual/360 Days	29
Distribution Date	05/15/07

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 3/31/07	1,078,862,669.72	56,806
Yield Supplement Overcollateralization Amount at 3/31/07	32,438,792.34	0

Receivables Balance at 3/31/07	1,111,301,462.06	56,806
Principal Payments	34,276,502.20	845
Defaulted Receivables	191,543.38	11
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 4/30/07	31,043,601.19	0

Pool Balance at 4/30/07	1,045,789,815.29	55,950

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	954,145,162.02	48,011
Pre-Funding Contracts added 3/29/07	211,535,619.93	10,164

Delinquent Receivables:
Past Due 31-60 days	5,344,536.05	317
Past Due 61-90 days	1,113,357.97	60
Past Due 91 + days	250,030.30	14

Total	6,707,924.32	391

Total 31+ Delinquent as % Ending Pool Balance	0.64%

Recoveries	111,092.53

Aggregate Net Losses - April 2007	80,450.85

Overcollateralization Target Amount	11,311,052.34
Actual Overcollateralization	7,333,945.35

Weighted Average APR, Yield Adjusted	8.73%
Weighted Average Remaining Term	58.58

Flow of Funds	$ Amount

Collections	41,028,845.20
Advances	30,482.95
Investment Earnings on Cash Accounts	181,827.32
Servicing Fee	(926,084.55)
Interest Rate Swap Receipt	-

Available Funds	40,315,070.92

Distributions of Available Funds
(1) Monthly Swap Payment Amount	12,857.50
(2) Class A Interest	4,529,509.72
(3) First Priority Principal Distributable Amount	0.00
(4) Class B Interest	137,639.63
(5) Second Priority Principal Distributable Amount	28,301,118.72
(6) Required Reserve Account	0.00
(7) Noteholders’ Principal Distributable	7,333,945.35
(8) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	40,315,070.92

Servicing Fee	926,084.55
Unpaid Servicing Fee	-

Note Balances & Note Factors	$ Amount

Original Class A	1,100,000,000.00
Original Class B	31,105,000.00

Total Class A & B
Note Balance @ 4/16/07	1,074,090,934.01
Principal Paid	35,635,064.07
Note Balance @ 5/15/07	1,038,455,869.94

Class A-1
Note Balance @ 4/16/07	185,985,934.01
Principal Paid	35,635,064.07
Note Balance @ 5/15/07	150,350,869.94
Note Factor @ 5/15/07	61.8727860%

Class A-2
Note Balance @ 4/16/07	288,000,000.00
Principal Paid	-
Note Balance @ 5/15/07	288,000,000.00
Note Factor @ 5/15/07	100.0000000%

Class A-3
Note Balance @ 4/16/07	236,000,000.00
Principal Paid	-
Note Balance @ 5/15/07	236,000,000.00
Note Factor @ 5/15/07	100.0000000%

Class A-4
Note Balance @ 4/16/07	333,000,000.00
Principal Paid	-
Note Balance @ 5/15/07	333,000,000.00
Note Factor @ 5/15/07	100.0000000%

Class B
Note Balance @ 4/16/07	31,105,000.00
Principal Paid	-
Note Balance @ 5/15/07	31,105,000.00
Note Factor @ 5/15/07	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	4,667,149.35
Total Principal Paid	35,635,064.07

Total Paid	40,302,213.42

Class A-1
Coupon	5.32000%
Interest Paid	797,053.05
Principal Paid	35,635,064.07

Total Paid to A-1 Holders	36,432,117.12

Class A-2
Coupon	5.32000%
Interest Paid	1,276,800.00
Principal Paid	0.00

Total Paid to A-2 Holders	1,276,800.00

Class A-3
Coupon	5.23000%
Interest Paid	1,028,566.67
Principal Paid	0.00

Total Paid to A-3 Holders	1,028,566.67

Class A-4
Coupon	5.32000%
Interest Paid	1,427,090.00
Principal Paid	0.00

Total Paid to A-4 Holders	1,427,090.00

Class B
Coupon	5.31000%
Interest Paid	137,639.63
Principal Paid	0.00

Total Paid to B Holders	137,639.63

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	4.1261858
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	31.5046473

Total Distribution Amount	35.6308331

A-1 Interest Distribution Amount	3.2800537
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	146.6463542

Total A-1 Distribution Amount	149.9264079

A-2 Interest Distribution Amount	4.4333333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	4.4333333

A-3 Interest Distribution Amount	4.3583333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	4.3583333

A-4 Interest Distribution Amount	4.2855556
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	4.2855556

B Interest Distribution Amount	4.4250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	4.4250000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	794.19
Noteholders’ Principal Distributable Amount	205.81

Account Balances	$ Amount

Advances
Balance as of 3/31/07	58,289.23
Balance as of 4/30/07	88,772.18
Change	30,482.95

Reserve Fund
Balance as of 3/31/07	2,838,325.66
Investment Earnings	12,240.38
Prior Month’s Investment Earnings paid	(10,562.58)
Withdrawal	0.00
Balance as of 4/30/07	2,840,003.46
Change	1,677.80

Reserve Fund Requirement	2,827,763.08

Pre-Funding Account

Balance as of 3/31/07	828,875.07
Investment Earnings	1,431.90
Prior Month’s Investment Earnings paid	(828,875.07)
Withdrawal	-
Balance as of 4/30/07	1,431.90
Change	(827,443.17)

Negative Carry Account

Balance as of 3/31/07	1,813,698.95
Investment Earnings	4,802.79
Prior Month’s Investment Earnings paid	(10,215.33)
Withdrawal	(1,803,483.62)
Balance as of 4/30/07	4,802.79
Change	(1,808,896.16)